Equity Compensation (Details 1) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options - Outstanding - Beginning balance	5,192,140	4,076,145	3,909,300
Options - Granted	700,000	1,398,501	536,429
Options - Exercised	0	0	0
Options - Forfeited or lapsed	(48,750)	(282,506)	(369,584)
Options - Outstanding - Ending balance	5,843,390	5,192,140	4,076,145	3,909,300
Options - Exercisable	4,146,523	3,431,729	2,965,998
Weighted Average Exercise - Outstanding - Beginning balance	$ 1.22	$ 1.70	$ 1.85
Weighted Average Exercise - Granted	$ 0.15	$ 0.14	$ 1.13
Weighted Average Exercise - Exercised	$ 0	$ 0
Weighted Average Exercise - Forfeited or lapsed	$ 3.01	$ 2.87	$ 2.45
Weighted Average Exercise - Outstanding - Ending balance	$ 1.07	$ 1.22	$ 1.70	$ 1.85
Weighted Average Exercise - Exercisable	$ 1.40	$ 1.66	$ 1.90
Weighted Average, Fair Value - Outstanding - Beginning balance	$ 0.46	$ 0.56	$ 0.64
Weighted Average, Fair Value - Granted	$ 0.06	$ 0.25	$ 0.15
Weighted Average, Fair Value - Exercised	$ 0	$ 0
Weighted Average, Fair Value - Forfeited or lapsed	$ 0.85	$ 0.77	$ 0.82
Weighted Average, Fair Value - Outstanding - Ending balance	$ 0.37	$ 0.46	$ 0.56	$ 0.64
Weighted Average, Fair Value - Exercisable	$ 0.48	$ 0.58	$ 0.65
Weighted Average, Remaining Life (years) - Outstanding	3 years 9 months 18 days	3 years 8 months 12 days	3 years 9 months 18 days	4 years 2 months 12 days
Weighted Average, Remaining Life (years) - Granted	5 years	5 years 6 months
Weighted Average, Remaining Life (years) - Exercisable	2 years 9 months 18 days	2 years 7 months 6 days	3 years
Aggregate Intrinsic Value - Outstanding	$ 0	$ 0	$ 0
Aggregate Intrinsic Value - Outstanding	56,925	0	0	0
Aggregate Intrinsic Value - Exercisable	$ 18,708	$ 0	$ 0